Summary of Significant Accounting Policies, Goodwill and Intangible Assets (Details) - USD ($)	6 Months Ended
	Jan. 31, 2023	Oct. 31, 2022	Aug. 03, 2022	Jan. 31, 2022
Goodwill [Line Items]
Carrying value of goodwill	$ 406,608,000		$ 1,105,258,000	$ 35,002,000
Goodwill impairment charge	698,650,000
Reporting Unit [Member]
Goodwill [Line Items]
Fair value of goodwill		$ 675,000,000
Carrying value of goodwill	1,373,700,000	$ 1,373,700
Goodwill impairment charge	$ 698,700,000